Fair value measurement - assets and liabilities measured at fair value on recurring basis (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Increase (decrease) in fair value of credit derivatives or similar instruments related to financial assets designated as measured at fair value through profit or loss	€ 461
Assets	93,608		€ 98,044
increase in fair value of derivative financial liabilities	391
Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,250		3,430
Derivative financial liabilities	709		318
Liabilities	709		318
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,114		2,615
Derivative financial liabilities	0		0
Liabilities	0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	596		138
Derivative financial liabilities	709		318
Liabilities	709		318
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	540		677
Derivative financial liabilities	0		0
Liabilities	0		0
Debt Securities Through Profit or Loss [Member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	226		292
Debt Securities Through Profit or Loss [Member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	211		277
Debt Securities Through Profit or Loss [Member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Debt Securities Through Profit or Loss [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	15		15
Derivatives [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	559		98
Derivatives [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Derivatives [member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	559		98
Derivatives [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Collateral Deposits [Member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	52		42
Collateral Deposits [Member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	52		42
Collateral Deposits [Member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Collateral Deposits [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Receivables From Financing Activities [Member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	443		580
Receivables From Financing Activities [Member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Receivables From Financing Activities [Member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Receivables From Financing Activities [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	443	€ 491	580	€ 775	€ 562	€ 973
Trade receivables [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	16		19
Trade receivables [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	16		19
Trade receivables [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Current other receivables [Member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	69		69
Current other receivables [Member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Current other receivables [Member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Current other receivables [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	69	€ 69	69	€ 70	€ 0	€ 0
Money market securities [Member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	5,831		2,293
Money market securities [Member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	5,831		2,293
Money market securities [Member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Money market securities [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0		0
Debt Securities Through Other Comprehensive Income [Member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	54		37
Debt Securities Through Other Comprehensive Income [Member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	20		3
Debt Securities Through Other Comprehensive Income [Member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	21		21
Debt Securities Through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	€ 13		€ 13